Share-Based Compensation - Additional Information (Details)							2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 12, 2021 $ / shares shares	Nov. 12, 2021 $ / shares shares	Nov. 12, 2021 $ / shares shares	Nov. 12, 2021 tranche $ / shares shares	Nov. 12, 2021 D $ / shares shares	Nov. 12, 2021 item $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 06, 2020 shares	Dec. 31, 2019 shares	Jan. 02, 2019 shares
Legacy TOI Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award
Contingent consideration, liability (in shares)		12,500,000
Number of tranches				2		2
Stock price trigger (in dollars per share) | $ / shares	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Earnout measurement period	2 years
Initial stock price threshold | $ / shares	$ 15.00	$ 15.00	15.00	15.00	$ 15.00	15.00
Earnout period	3 years
Threshold trading days | D					20
Threshold trading day period | D					30
Legacy TOI Earnout Shares | Derivative Instrument, Period, One
Share-based Compensation Arrangement by Share-based Payment Award
Contingent consideration, liability (in shares)		5,000,000.0
Stock price trigger (in dollars per share) | $ / shares	$ 12.50	$ 12.50	$ 12.50	$ 12.50	$ 12.50	$ 12.50
Legacy TOI Earnout Shares | Derivative Instrument, Period, Two
Share-based Compensation Arrangement by Share-based Payment Award
Contingent consideration, liability (in shares)		7,500,000
DFPH Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award
Contingent consideration, liability (in shares)		575,000
Number of tranches				2		2
Earnout period	3 years
Escrow deposit percentage			50.00%
2020 sales Bonus Plan
Share-based Compensation Arrangement by Share-based Payment Award
Cash used to settle award | $								$ 635,000		$ 635,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Term of award								10 years		10 years
Maximum total number of common shares for which Stock options may be granted (in shares)												15,640		13,640
Number of shares outstanding (in shares)	11,850	11,850	11,850	11,850	11,850	11,850	6,921,180	8,115,141	8,706,158	6,921,180	8,683,952		5,823,369
Share options exchanged (in shares)		6,925,219
Compensation costs recognized | $								$ 3,255,000	$ 42,000	$ 1,775,000	$ 1,775,000
Unrecognized compensation cost | $							$ 33,153,000	$ 28,445,000		$ 33,153,000	$ 492,000
Unrecognized compensation cost expected to be recognized over a weighted average period								2 years 7 months 2 days		2 years 11 months 23 days	3 years 18 days
Total fair value of common shares vested | $								$ 2,198,000	$ 537,000	$ 1,349,000	$ 98,000
Cash used to settle award | $							20,597,000
Stock options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options									25.00%
Stock options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options									75.00%
Stock options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Maximum total number of common shares for which Stock options may be granted (in shares)								5,318,054
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Share options exchanged (in shares)		1,291,492
Compensation costs recognized | $							$ 640,000	$ 1,491,000
Unrecognized compensation cost expected to be recognized over a weighted average period								2 years 7 months 9 days
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.98	$ 10.98	$ 10.98	$ 10.98	$ 10.98	$ 10.98		$ 7.09	$ 10.98
Unrecognized compensation expense | $								$ 17,207,000
Vested in period (in shares)								27,188		0
RSUs | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options								16.67%		16.67%
RSUs | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options								83.33%		83.33%
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares outstanding (in shares)	2,210	2,210	2,210	2,210	2,210	2,210
Compensation costs recognized | $									$ 0		$ 0
Number of shares outstanding (in shares)	2,210	2,210	2,210	2,210	2,210	2,210	1,291,492		1,390,839	1,291,492	1,390,839		543,475
Vested in period (in shares)									0
Employees Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award
Compensation costs recognized | $								$ 3,807,000		$ 2,166,000
Unrecognized compensation cost expected to be recognized over a weighted average period								7 months 13 days		10 months 2 days
Number of shares outstanding (in shares)							1,602,435	1,560,857		1,602,435
Unrecognized compensation expense | $							$ 9,685,000	$ 5,324,000		$ 9,685,000
Employees Earnout Shares | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.35	$ 8.35	$ 8.35	$ 8.35	$ 8.35	$ 8.35
Employees Earnout Shares | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 6.76	$ 6.76	$ 6.76	$ 6.76	$ 6.76	$ 6.76
Restricted Stock Units and Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost expected to be recognized over a weighted average period										3 years
Number of shares outstanding (in shares)							1,291,492	1,991,728		1,291,492
Unrecognized compensation expense | $							$ 13,541,000			$ 13,541,000	$ 1,160,000
Vested in period (in shares)								27,188